Fair Value of Financial Instruments - Summary of Cash Equivalents And Marketable Securities Measured At Their Fair Value On A Recurring Basis (Details)	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents [Line Items]
Marketable securities, Amortized cost	$ 15,756,902
Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	5,304,405
Marketable securities, Amortized cost	15,861,620
U.S. Treasury obligations | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Marketable securities, Amortized cost	15,861,620
Money market funds | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	5,304,405
Level 1 | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	5,304,405
Marketable securities, Amortized cost	15,861,620
Level 1 | U.S. Treasury obligations | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Marketable securities, Amortized cost	15,861,620
Level 1 | Money market funds | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	5,304,405
Level 2 | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	0
Marketable securities, Amortized cost	0
Level 2 | U.S. Treasury obligations | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Marketable securities, Amortized cost	0
Level 2 | Money market funds | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	0
Level 3 | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	0
Marketable securities, Amortized cost	0
Level 3 | U.S. Treasury obligations | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Marketable securities, Amortized cost	0
Level 3 | Money market funds | Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	$ 0